Shareholder Report, Holdings (Details) - C000240238	Oct. 31, 2024
Vanguard S&P 500 ETF8258970
Holdings [Line Items]
Percent of Total Investments	36.40%
Sprott Physical Gold Trust8258958
Holdings [Line Items]
Percent of Total Investments	20.90%
Vanguard FTSE Emerging Markets ETF8258964
Holdings [Line Items]
Percent of Total Investments	19.20%
iShares Short Treasury Bond ETF8258955
Holdings [Line Items]
Percent of Total Investments	15.20%
Vanguard Long-Term Treasury ETF8258967
Holdings [Line Items]
Percent of Total Investments	4.80%
Invesco QQQ Trust, Series 18258953
Holdings [Line Items]
Percent of Total Investments	2.00%
Vanguard FTSE Developed Markets ETF8258961
Holdings [Line Items]
Percent of Total Investments	1.00%
Closed-End Fund
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	78.60%